Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Electrical Transmission Revenue	$ 141.9	$ 110.4	$ 84.3
Sales to AEP Affiliates	580.5	367.5	225.6
Other Revenues	0.8	0.1	0.3
TOTAL REVENUES	723.2	478.0	310.2
Expenses
Other Operation	60.1	37.0	22.4
Maintenance	8.5	6.7	5.0
Depreciation and Amortization	97.1	65.9	42.4
Taxes Other Than Income Taxes	109.7	88.3	66.0
TOTAL EXPENSES	275.4	197.9	135.8
OPERATING INCOME (LOSS)	447.8	280.1	174.4
Other Income (Expense):
Interest Income	1.2	0.4	0.1
Allowance for Equity Funds Used During Construction	52.3	52.3	53.0
Interest Expense	(68.0)	(46.0)	(34.6)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	433.3	286.8	192.9
Income Tax Expense (Credit)	147.2	94.1	60.0
NET INCOME (LOSS)	$ 286.1	$ 192.7	$ 132.9